Inventories (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Inventories [Abstract]
Summary of inventories

	2020 US$m	2019 US$m
Raw materials and purchased components	640	675
Consumable stores	1,050	925
Work in progress	1,288	1,066
Finished goods and goods for resale	1,113	936
Total inventories	4,091	3,602
Comprising:
Expected to be used within one year	3,917	3,463
Expected to be used after more than one year	174	139
Total inventories	4,091	3,602